MINERAL PROPERTIES, PLANT AND EQUIPMENT - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	$ 2,258,000	$ 923,000
Construction in progress	$ 2,266,000	$ 3,543,000